UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22725

Priority Income Fund, Inc.
(Name of Registrant)

10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of Principal Executive Office)

The undersigned hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on September 8, 2021 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(1) CUSIP of the Series E Preferred Shares of Priority Income Fund, Inc. (the “Company”) to be redeemed:

(CUSIP: 74274W 830)

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of September, 2021.

PRIORITY INCOME FUND, INC.

By: /s/ M. Grier Eliasek
Name: M. Grier Eliasek
Title: Chief Executive Officer and President